Hood River International Opportunity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 0.6%
Entertainment - 0.6%
CD Projekt SA	34,361	$2,210,774

Communications - 0.9%
IT Services - 0.9%
SharonAI Holdings, Inc. (a)(b)	137,538	3,126,239

Consumer Discretionary - 10.9%
Automobile Components - 2.6%
Minth Group Ltd.	611,500	2,554,572
Schaeffler AG	384,301	3,209,968
WeRide, Inc. - ADR (a)(b)	392,036	3,171,571
		8,936,111
Broadline Retail - 1.4%
Falabella SA	540,753	3,310,160
Jumia Technologies AG - ADR (a)(b)	254,782	1,757,996
		5,068,156
Hotels, Restaurants & Leisure - 3.3%
Genius Sports Ltd. (a)	1,306,098	5,786,014
Super Group SGHC Ltd.	360,000	3,888,000
WEB Travel Group Ltd. (a)	1,001,697	1,842,585
		11,516,599
Household Durables - 0.4%
Cury Construtora e Incorporadora SA	188,000	1,285,914

Specialty Retail - 2.2%
ATRenew, Inc. - ADR (a)	360,669	1,691,537
Groupe Dynamite, Inc.	89,194	4,910,767
Sanrio Co. Ltd.	207,000	1,286,972
		7,889,276
Textiles, Apparel & Luxury Goods - 1.0%
Canada Goose Holdings, Inc. (a)(b)	309,510	3,395,325
Total Consumer Discretionary		38,091,381

Consumer Staples - 1.0%
Food Products - 1.0%
Samyang Foods Co. Ltd.	3,762	3,049,790
Winfarm SAS (a)	70,491	325,910
Total Consumer Staples		3,375,700

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Cameco Corp.	62,655	6,804,959
Denison Mines Corp. (a)(b)	994,639	3,511,076
Energy Fuels, Inc. (a)(b)	148,461	2,709,413
Secure Waste Infrastructure Corp. (a)	190,923	2,996,082
Total Energy		16,021,530

Financials - 9.2%
Banks - 3.5%
Banco BPM SpA	91,702	1,275,626
BPER Banca SPA	93,351	1,223,391
Credicorp Ltd.	11,134	3,776,430
Credito Emiliano SpA	54,850	929,545
Grupo Cibest SA - ADR	68,761	5,006,488
		12,211,480
Capital Markets - 4.3%
Angel One Ltd.	1,458,072	3,561,222
IP Group PLC (a)	3,594,311	2,529,091
KIWOOM Securities Co. Ltd.	5,143	1,378,384
Meitav Investment House Ltd.	71,200	2,518,084
Pensionbee Group PLC (a)	719,514	1,345,882
Plus500 Ltd.	69,288	3,752,605
		15,085,268
Financial Services - 1.1%
Boku, Inc. (a)(c)	510,000	1,110,428
Wise PLC - Class A (a)	222,206	2,675,829
		3,786,257
Insurance - 0.3%
Revo Insurance SpA	40,000	1,093,439
Total Financials		32,176,444

Health Care - 4.0%
Health Care Equipment & Supplies - 3.8%
Establishment Labs Holdings, Inc. (a)	87,179	4,950,024
Implantica AG (a)	319,967	1,519,283
SS Innovations International, Inc. (a)	833,333	4,166,665
Xvivo Perfusion AB (a)	109,700	2,705,526
		13,341,498
Health Care Technology - 0.2%
Craneware PLC	30,769	541,650
Total Health Care		13,883,148

Industrials - 34.2% (d)
Aerospace & Defense - 6.5%
A2Z Cust2Mate Solutions Corp. (a)(b)	355,459	2,370,912
Avio SpA	103,092	4,002,317
Electro Optic Systems Holdings Ltd. (a)	667,951	3,751,905
Gabler Group AG (a)	49,115	2,412,719
Hanwha Systems Co. Ltd.	59,235	4,638,144
MDA Space Ltd. (a)	84,687	2,144,275
Theon International PLC	48,000	1,735,156
Vincorion SE (a)	88,452	1,659,318
		22,714,746
Building Products - 1.9%
KRN Heat Exchanger And Refrigeration Ltd. (a)	492,589	4,511,036
TOTO Ltd.	62,000	2,049,803
		6,560,839
Commercial Services & Supplies - 2.7%
GFL Environmental, Inc. (b)	66,108	2,758,026
Japan Elevator Service Holdings Co. Ltd.	195,000	2,016,408
Orizon Valorizacao de Residuos SA (a)	340,929	4,690,213
		9,464,647
Construction & Engineering - 7.0%
Dai-Dan Co. Ltd.	395,000	6,785,578
Kandenko Co. Ltd.	208,000	7,899,759
Maas Group Holdings Ltd.	1,605,615	4,818,720
Sanki Engineering Co. Ltd.	114,700	4,983,091
		24,487,148
Electrical Equipment - 7.1%
Fujikura Ltd.	210,000	5,775,427
HD Hyundai Electric Co. Ltd.	4,898	2,775,638
Hyosung Heavy Industries Corp.	3,889	6,566,855
Rosebank Industries PLC (a)	841,651	3,509,107
Siemens Energy AG	36,553	6,303,580
		24,930,607
Machinery - 7.3%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	471,100	4,270,442
Circus SE (a)	266,402	1,816,778
IHI Corp.	312,000	6,437,498
Japan Steel Works Ltd.	15,300	842,783
Leader Harmonious Drive Systems Co. Ltd. - Class A	62,000	1,712,419
Mitsubishi Heavy Industries Ltd.	123,000	3,379,629
Union Tool Co.	43,800	3,781,120
Wartsila OYJ Abp	84,885	3,161,811
		25,402,480
Professional Services - 0.5%
Chrysos Corp. Ltd. (a)	320,000	1,569,775

Trading Companies & Distributors - 1.2%
Zedcor, Inc. (a)	1,191,493	4,171,210
Total Industrials		119,301,452

Information Technology - 25.6% (d)
Communications Equipment - 1.5%
Filtronic PLC (a)	1,349,266	3,430,992
Parrot SA (a)	157,000	1,786,822
		5,217,814
Electronic Equipment, Instruments & Components - 6.6%
Jenoptik AG	121,278	4,079,420
Kitron ASA	420,788	4,061,798
Kraken Robotics, Inc. (a)	652,494	3,752,392
Lens Technology Co. Ltd. - Class H	427,000	1,119,395
Maruwa Co. Ltd.	4,900	1,730,562
Next Vision Stabilized Systems Ltd.	38,726	3,756,458
Taiwan Union Technology Corp.	246,000	4,592,135
		23,092,160
IT Services - 5.1%
Applied Digital Corp. (a)(b)	626,507	14,873,276
Indra Sistemas SA	53,282	2,977,968
		17,851,244
Semiconductors & Semiconductor Equipment - 11.2%
AIXTRON SE	260,613	10,169,278
ASE Technology Holding Co. Ltd.	423,000	4,655,608
BE Semiconductor Industries NV	31,630	6,774,985
King Yuan Electronics Co. Ltd.	351,000	3,002,522
Kioxia Holdings Corp. (a)	38,000	4,962,804
Sequans Communications SA - ADR (a)	22,429	56,746
Shibaura Mechatronics Corp.	147,300	3,918,005
Suzhou Maxwell Technologies Co. Ltd. - Class A	53,300	1,791,625
Tower Semiconductor Ltd. (a)	21,659	3,800,721
		39,132,294
Software - 1.2%
IREN Ltd. (a)(b)	114,065	3,910,148
Total Information Technology		89,203,660

Materials - 6.7%
Chemicals - 2.0%
MEC Co. Ltd.	164,500	6,880,092

Construction Materials - 0.8%
Heidelberg Materials AG	13,551	2,859,769

Metals & Mining - 3.9%
Almonty Industries, Inc. (a)(b)	600,221	8,691,200
IperionX Ltd. (a)	180,000	454,268
Ucore Rare Metals, Inc. (a)	1,079,975	4,347,538
		13,493,006
Total Materials		23,232,867
TOTAL COMMON STOCKS (Cost $286,702,575)		340,623,195

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.9%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (e)	23,940,417	23,940,417
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,940,417)		23,940,417

MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)	13,043,645	13,043,645
TOTAL MONEY MARKET FUNDS (Cost $13,043,645)		13,043,645

TOTAL INVESTMENTS - 108.3% (Cost $323,686,637)		377,607,257
Liabilities in Excess of Other Assets - (8.3)%		(28,788,101)
TOTAL NET ASSETS - 100.0%		$348,819,156

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $25,785,991.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,110,428 or 0.3% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hood River International Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$140,687,788	$199,935,407	$–	$340,623,195
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	23,940,417
Money Market Funds	13,043,645	–	–	13,043,645
Total Investments	$153,731,433	$199,935,407	$–	$377,607,257

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $23,940,417 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.